Note 7 - Inventories	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Inventory Disclosure [Text Block]
7.	Inventories:
  The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2018	December 31, 2019
Lubricants	522	751
Consumable stores	65	97
Total	587	848